Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Growth Opportunity Fund - Class R [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Growth Opportunity Fund - Class A [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%